Financial Instruments (Narrative) (Details)	12 Months Ended
	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses		$ 35,639	$ 46,447
Allowance for credit losses of promissory note receivable	$ 455,110	344,737
Operating line of credit		$ 8,000,000
Market risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		0.7952	0.7049
Percentage of change in exchange rate	10.00%	10.00%
Comprehensive loss due to change in exchange rate		$ 38,132